Basis of Presentation and General Information, Going Concern (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 Vessel
Basis of Presentation and General Information [Abstract]
Number of vessels acquired | Vessel				8
Scheduled debt installment payments for twelve month period ending June 30, 2017		$ 2,937
Going Concern [Abstract]
Net proceeds from direct offering		$ 0	$ 4,800
Subsequent Event [Member]
Going Concern [Abstract]
Issuance of common stock (in shares) | shares	1,180,000
Price per share (in dollars per share) | $ / shares	$ 4.15
Net proceeds from direct offering	$ 4,147